14. FINANCIAL INSTRUMENTS (Details 19) - BRL (R$) R$ / shares in Units, R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Shareholder's equity (equity)	R$ 11,251,505	R$ 11,361,932	R$ 10,013,440	R$ 8,288,229
Capital Management [member]
Disclosure of detailed information about financial instruments [line items]
Shareholder's equity (equity)	11,251,505	11,361,932
Borrowings and Financing (Third-party capital)	R$ 35,270,653	R$ 27,967,036
Gross Debit/Shareholder's equity	R$ 3.13	R$ 2.46